UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2021

Gregory F. Niland

Capital World Growth and Income Fund

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital World Growth and Income Fund® Semi-annual report for the six months ended May 31, 2021

Global flexibility:
following opportunity
anywhere

Capital World Growth and Income Fund seeks to provide you with long-term growth of capital while providing current income.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2021 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	27.43%	12.00%	9.05%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.76% for Class A shares as of the prospectus dated February 1, 2021.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class A shares as of June 30, 2021, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 0.94%.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for Capital World Growth and Income Fund for the periods ended May 31, 2021, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/CWGIX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

11	Financial statements

15	Notes to financial statements

26	Financial highlights

Results at a glance

For periods ended May 31, 2021, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 3/26/93)

Capital World Growth and Income Fund (Class A shares)	15.19%	39.08%	13.21%	9.45%	10.84%
MSCI ACWI (All Country World Index)*	15.99	41.85	14.18	9.58	8.15

*	Results for the MSCI ACWI reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is a free float-adjusted market capitalization-weighted index that is designed to measure results of more than 40 developed and emerging equity markets. It is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Source: MSCI.

Capital World Growth and Income Fund	1

Investment portfolio May 31, 2021	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	43.73%
Eurozone*	13.33
United Kingdom	5.75
Japan	4.91
China	4.61
Taiwan	3.60
Switzerland	3.04
Brazil	2.74
Canada	2.44
India	2.11
Hong Kong	1.94
Russian Federation	1.70
Other countries	3.51
Bonds, notes & other debt instruments, short-term securities & other assets less liabilities	6.59

*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands and Spain.

Common stocks 92.00%	Shares	Value (000)
Information technology 17.55%
Broadcom, Inc.	8,403,936	$3,969,431
Microsoft Corp.	15,353,583	3,833,483
Taiwan Semiconductor Manufacturing Company, Ltd.	176,824,000	3,824,087
ASML Holding NV	3,326,586	2,225,964
Tokyo Electron, Ltd.	3,199,900	1,422,113
Apple, Inc.	5,142,964	640,865
Mastercard, Inc., Class A	1,551,146	559,312
NetEase, Inc.	20,427,675	494,278
Logitech International SA	3,863,080	478,775
Delta Electronics, Inc.	39,802,717	426,792
Keyence Corp.	865,100	425,637
Accenture PLC, Class A	1,483,902	418,698
EPAM Systems, Inc.[1]	830,922	396,848
Hexagon AB, Class B	19,301,527	275,216
Globalwafers Co., Ltd.	7,300,502	221,885
Visa, Inc., Class A	958,657	217,903
Adobe, Inc.[1]	422,570	213,220
Capgemini SE	1,123,860	209,789
Worldline SA, non-registered shares[1]	2,082,913	199,386
OBIC Co., Ltd.	901,500	168,954
Advanced Micro Devices, Inc.[1]	1,794,334	143,690
Applied Materials, Inc.	927,551	128,123
PayPal Holdings, Inc.[1]	478,368	124,385
Ceridian HCM Holding, Inc.[1]	1,370,634	122,617
RingCentral, Inc., Class A1	403,416	105,885
NortonLifeLock, Inc.	3,724,303	103,014
ServiceNow, Inc.[1]	208,948	99,016
Samsung Electronics Co., Ltd.	1,078,839	78,166
Nomura Research Institute, Ltd.	1,966,500	62,682
SS&C Technologies Holdings, Inc.	619,053	45,729
Micron Technology, Inc.[1]	500,000	42,070
Afterpay, Ltd.[1]	445,000	31,952
Atlassian Corp. PLC, Class A1	117,000	27,294
GDS Holdings, Ltd., Class A1	2,576,400	24,465
Autodesk, Inc.[1]	52,519	15,013
Stripe, Inc., Class B1,2,3,4	192,531	7,725
		21,784,462

2	Capital World Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Financials 14.89%
AIA Group, Ltd.	142,994,496	$1,827,629
Kotak Mahindra Bank, Ltd.[1]	45,503,429	1,132,659
CME Group, Inc., Class A	5,000,012	1,093,803
Toronto-Dominion Bank (CAD denominated)	13,169,241	948,142
Zurich Insurance Group AG	2,119,086	885,497
Sberbank of Russia PJSC (ADR)	48,737,575	822,447
HDFC Bank, Ltd.[1]	32,810,552	684,855
HDFC Bank, Ltd. (ADR)[1]	1,124,002	86,020
JPMorgan Chase & Co.	4,412,835	724,764
Ping An Insurance (Group) Company of China, Ltd., Class H	62,266,000	677,498
Ping An Insurance (Group) Company of China, Ltd., Class A	3,136,994	35,411
S&P Global, Inc.	1,374,087	521,425
HDFC Life Insurance Company, Ltd.[1]	54,729,732	501,835
Lufax Holding, Ltd. (ADR)[1,5]	40,994,087	499,718
DNB ASA	20,300,072	450,402
Nasdaq, Inc.	2,659,391	445,342
Citigroup, Inc.	5,435,809	427,853
KBC Groep NV	5,223,030	427,161
M&G PLC	119,323,785	414,484
BlackRock, Inc.	468,957	411,294
B3 SA-Brasil, Bolsa, Balcao	104,115,465	348,529
PNC Financial Services Group, Inc.	1,776,417	345,833
Barclays PLC	125,013,775	325,199
Intercontinental Exchange, Inc.	2,863,396	323,220
Discover Financial Services	2,697,120	316,264
ING Groep NV	20,941,631	290,400
The Blackstone Group, Inc.	3,133,417	290,374
Hong Kong Exchanges and Clearing, Ltd.	4,448,700	278,450
American International Group, Inc.	4,493,382	237,430
Chubb, Ltd.	1,366,189	232,238
Tradeweb Markets, Inc., Class A	2,170,342	181,831
St. James’s Place PLC	8,737,635	173,479
Bank of America Corp.	3,995,000	169,348
Macquarie Group, Ltd.	1,438,000	169,078
Banco Santander, SA	36,583,641	153,177
BNP Paribas SA5	2,152,333	146,996
Berkshire Hathaway, Inc., Class B1	473,164	136,953
Power Corporation of Canada, subordinate voting shares	4,043,422	131,822
FinecoBank SpA[1]	7,746,149	130,103
Legal & General Group PLC	31,729,549	128,157
Moody’s Corp.	374,427	125,564
Futu Holdings, Ltd. (ADR)[1,5]	858,800	122,181
Ares Management Corp., Class A	1,659,174	91,553
Principal Financial Group, Inc.	1,289,636	84,329
National Bank of Canada	1,003,799	79,015
AXA SA5	2,761,628	76,254
Bajaj Finance, Ltd.[1]	888,200	68,832
Marsh & McLennan Companies, Inc.	429,344	59,400
Tryg A/S	2,490,494	58,683
Swedbank AB, Class A	3,129,445	56,280
Aegon NV	11,429,774	53,895
China Pacific Insurance (Group) Co., Ltd., Class H1	11,434,400	42,945
BOC Hong Kong (Holdings), Ltd.	8,385,500	30,305
Allfunds Group PLC[1]	520,185	8,746
		18,485,102

Consumer discretionary 12.45%
LVMH Moët Hennessy-Louis Vuitton SE	2,773,755	2,211,510
Amazon.com, Inc.[1]	530,680	1,710,419
General Motors Company[1]	24,551,860	1,456,171
Home Depot, Inc.	4,294,348	1,369,511
Ocado Group PLC[1,6]	43,655,267	1,171,577
MercadoLibre, Inc.[1]	563,084	765,045
Flutter Entertainment PLC[1]	2,315,335	430,925
Flutter Entertainment PLC (CDI)[1]	1,357,768	254,818
Stellantis NV	26,028,939	517,405
adidas AG	1,297,696	473,448
Barratt Developments PLC	42,706,245	458,929

Capital World Growth and Income Fund	3

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Midea Group Co., Ltd., Class A	35,410,920	$450,946
Restaurant Brands International, Inc.	2,607,749	181,812
Restaurant Brands International, Inc. (CAD denominated)	2,496,359	172,263
Marriott International, Inc., Class A1	2,454,811	352,462
Kering SA	335,013	306,557
Shimano, Inc.	1,149,300	260,322
Booking Holdings, Inc.[1]	100,700	237,808
Astra International Tbk PT	591,490,000	217,460
Cie. Financière Richemont SA, Class A	1,726,000	210,553
Evolution AB	1,049,000	200,875
Naspers, Ltd., Class N	886,820	196,763
Chipotle Mexican Grill, Inc.[1]	134,350	184,325
Moncler SpA	2,568,723	182,564
NIKE, Inc., Class B	1,153,061	157,347
Nokian Renkaat Oyj	3,545,016	140,455
Taylor Wimpey PLC	54,507,124	132,729
DraftKings, Inc., Class A1,5	2,639,687	131,852
EssilorLuxottica[5]	682,861	118,475
Industria de Diseño Textil, SA	2,989,392	115,845
H & M Hennes & Mauritz AB, Class B1	4,038,834	103,216
SAIC Motor Corp., Ltd., Class A	31,335,520	99,909
Meituan, Class B1	2,495,300	94,521
Wynn Macau, Ltd.[1]	51,070,400	86,198
Just Eat Takeaway (GBP denominated)[1]	791,920	71,679
Peloton Interactive, Inc., Class A1	420,000	46,330
InterContinental Hotels Group PLC[1]	613,190	42,870
Wayfair Inc., Class A1,5	127,393	39,051
Alibaba Group Holding, Ltd.[1]	1,381,600	37,560
Tesla, Inc.[1]	49,000	30,636
Domino’s Pizza Enterprises, Ltd.	277,040	23,648
Faurecia SA1	66,051	3,572
		15,450,361

Health care 10.63%
Abbott Laboratories	14,453,866	1,686,044
UnitedHealth Group, Inc.	3,829,050	1,577,262
Gilead Sciences, Inc.	18,788,808	1,242,128
Novartis AG	12,278,940	1,078,104
Amgen, Inc.	4,257,823	1,013,106
Thermo Fisher Scientific, Inc.	1,995,011	936,658
AstraZeneca PLC	4,718,690	539,391
Stryker Corp.	2,073,028	529,182
Daiichi Sankyo Company, Ltd.	18,364,300	424,346
Centene Corp.[1]	4,858,000	357,549
Sanofi	3,139,270	333,865
Chugai Pharmaceutical Co., Ltd.	6,492,374	248,927
Eli Lilly and Company	1,212,398	242,164
Zimmer Biomet Holdings, Inc.	1,351,504	227,499
Siemens Healthineers AG	3,743,909	210,507
Coloplast A/S, Class B	1,317,085	208,034
Medtronic PLC	1,573,718	199,217
Olympus Corp.	8,734,500	187,550
WuXi Biologics (Cayman), Inc.[1]	11,852,400	185,236
Pfizer, Inc.	4,648,365	180,031
PerkinElmer, Inc.	1,215,867	176,386
Carl Zeiss Meditec AG, non-registered shares	883,420	163,880
AbbVie, Inc.	1,282,649	145,196
Baxter International, Inc.	1,588,210	130,424
Zoetis, Inc., Class A	678,064	119,800
Intuitive Surgical, Inc.[1]	141,185	118,903
Alcon, Inc.	1,575,681	109,668
Illumina, Inc.[1]	256,228	103,936
Cigna Corp.	388,876	100,661
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	8,040,300	83,619
Vertex Pharmaceuticals, Inc.[1]	337,578	70,429
M3, Inc.	942,100	63,733
Hypera SA, ordinary nominative shares	9,071,000	63,016
GlaxoSmithKline PLC	2,107,411	40,245

4	Capital World Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Insulet Corp.[1]	136,000	$36,675
DexCom, Inc.[1]	95,000	35,092
CanSino Biologics, Inc., Class H1,5	511,200	22,605
		13,191,068

Communication services 9.72%
Alphabet, Inc., Class C1	676,233	1,630,777
Alphabet, Inc., Class A1	465,911	1,098,082
Netflix, Inc.[1]	3,820,841	1,921,157
Facebook, Inc., Class A1	4,295,403	1,412,028
SoftBank Corp.	90,447,355	1,161,880
Comcast Corp., Class A	19,022,919	1,090,774
Yandex NV, Class A1	13,104,984	885,111
Tencent Holdings, Ltd.	7,441,100	593,451
Altice USA, Inc., Class A1	11,589,388	417,913
Altice USA, Inc., Class B1,2	1,454,582	52,452
SoftBank Group Corp.	4,447,300	335,345
Bilibili, Inc., Class Z (ADR)[1]	1,315,468	140,992
Bilibili, Inc., Class Z1,5	1,104,880	122,994
Activision Blizzard, Inc.	2,462,042	239,434
Vivendi SA1	5,420,000	196,980
Cellnex Telecom, SA, non-registered shares	2,795,856	167,800
Sea, Ltd., Class A (ADR)[1]	626,000	158,528
Daily Mail and General Trust PLC, Class A, nonvoting shares	10,942,262	139,134
Omnicom Group, Inc.	1,303,449	107,196
ITV PLC[1]	57,183,125	104,312
América Móvil, SAB de CV, Series L (ADR)	3,348,424	51,465
Walt Disney Company[1]	138,000	24,654
Indus Towers, Ltd.	5,580,028	18,617
		12,071,076

Industrials 8.06%
Airbus SE, non-registered shares[1]	8,176,333	1,066,432
CSX Corp.	10,421,752	1,043,426
Safran SA	3,191,977	477,609
Deere & Company	1,294,357	467,392
General Electric Co.	29,729,918	418,003
Parker-Hannifin Corp.	1,345,259	414,542
LIXIL Corp.	15,246,400	400,620
Honeywell International, Inc.	1,583,451	365,635
BAE Systems PLC	48,653,068	363,993
Stanley Black & Decker, Inc.	1,524,918	330,602
VINCI SA	2,884,582	327,767
Raytheon Technologies Corp.	3,389,414	300,675
Country Garden Services Holdings Co., Ltd.	28,335,000	294,067
Melrose Industries PLC	106,927,715	262,352
Compagnie de Saint-Gobain SA, non-registered shares[1]	3,736,787	250,502
TransDigm Group, Inc.[1]	383,534	248,852
Recruit Holdings Co., Ltd.	4,463,800	226,472
Nidec Corp.	1,926,000	220,411
Johnson Controls International PLC	2,995,418	199,315
Caterpillar, Inc.	651,836	157,145
Aena SME, SA, non-registered shares[1]	830,638	145,759
Eiffage SA	1,273,741	140,713
Ryanair Holdings PLC (ADR)[1]	1,173,661	137,025
Bunzl PLC	4,123,675	133,867
Lockheed Martin Corp.	348,667	133,260
Sydney Airport, units[1]	25,275,455	114,821
Union Pacific Corp.	509,501	114,500
Emerson Electric Co.	1,047,787	100,263
ACS, Actividades de Construcción y Servicios, SA	3,171,886	98,908
SMC Corp.	164,800	98,618
RELX PLC	3,710,846	96,952
Adecco Group AG	1,369,722	94,388
AB Volvo, Class B	3,303,586	86,519
Wizz Air Holdings PLC[1]	1,207,727	82,754
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	22,999,997	80,709
ManpowerGroup, Inc.	662,998	80,216

Capital World Growth and Income Fund	5

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
L3Harris Technologies, Inc.	336,983	$73,482
Atlas Copco AB, Class B	1,413,731	72,958
InPost SA1	3,593,890	72,013
Carrier Global Corp.	1,363,000	62,603
MTU Aero Engines AG	227,412	58,677
Ritchie Bros. Auctioneers, Inc.[5]	700,000	41,432
Knorr-Bremse AG, non-registered shares	158,638	19,729
Otis Worldwide Corp.	230,896	18,086
ASSA ABLOY AB, Class B	292,594	8,997
		10,003,061

Consumer staples 5.60%
Philip Morris International, Inc.	17,213,978	1,659,944
Nestlé SA	7,381,537	909,091
Keurig Dr Pepper, Inc.	21,334,821	788,535
British American Tobacco PLC	18,678,813	719,948
British American Tobacco PLC (ADR)	526,056	20,343
Altria Group, Inc.	10,244,494	504,234
Kweichow Moutai Co., Ltd., Class A	1,228,819	428,501
Swedish Match AB	34,100,787	316,340
Imperial Brands PLC	11,405,728	259,266
Danone SA	2,922,000	208,316
Constellation Brands, Inc., Class A	814,133	195,164
Treasury Wine Estates, Ltd.	20,892,555	188,204
Kirin Holdings Company, Ltd.[5]	8,649,100	174,696
Bunge, Ltd.	1,647,000	142,992
Mondelez International, Inc.	1,797,753	114,211
Conagra Brands, Inc.	2,596,029	98,909
Pernod Ricard SA	345,153	76,036
Thai Beverage PCL	130,050,600	67,422
ITC, Ltd.	13,500,000	40,264
Oatly Group AB (ADR)[1,5]	992,566	23,534
Estée Lauder Companies, Inc., Class A	67,711	20,755
		6,956,705

Materials 5.17%
Vale SA, ordinary nominative shares	72,420,309	1,586,427
Vale SA, ordinary nominative shares (ADR)	52,010,809	1,119,273
Rio Tinto PLC	8,322,174	716,966
BHP Group PLC	16,693,457	503,499
Fortescue Metals Group, Ltd.	27,068,168	469,865
Linde PLC	1,177,328	353,905
Freeport-McMoRan, Inc.	6,491,325	277,309
Shin-Etsu Chemical Co., Ltd.	1,226,900	211,281
HeidelbergCement AG	2,214,749	202,202
Dow, Inc.	2,410,065	164,897
Akzo Nobel NV	1,081,722	139,289
CRH PLC	2,670,345	139,009
Huntsman Corp.	3,747,935	106,366
Amcor PLC (CDI)	8,786,560	104,515
Barrick Gold Corp. (CAD denominated)[5]	4,135,030	98,117
Koninklijke DSM NV5	421,401	77,657
Air Liquide SA, non-registered shares	337,117	57,335
Evonik Industries AG	1,518,317	54,308
Lynas Rare Earths, Ltd.[1]	8,492,000	36,277
		6,418,497

Utilities 3.19%
Enel SpA	122,640,329	1,208,164
DTE Energy Company	3,933,609	542,799
Iberdrola SA, non-registered shares	32,249,573	433,603
China Resources Gas Group, Ltd.	68,752,000	429,177
Entergy Corp.	2,595,914	273,246
E.ON SE	19,875,472	240,301
NextEra Energy, Inc.	2,524,829	184,868
ENN Energy Holdings, Ltd.	8,271,800	152,083
Engie SA5	7,594,485	112,836
China Gas Holdings, Ltd.	26,537,600	98,985

6	Capital World Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Ørsted AS	606,698	$92,057
Endesa, SA	2,886,071	78,702
AES Corp.	2,677,462	68,034
Power Grid Corporation of India, Ltd.	13,000,000	40,393
		3,955,248

Energy 2.67%
Canadian Natural Resources, Ltd. (CAD denominated)	27,593,494	968,401
EOG Resources, Inc.	6,249,300	502,069
Gazprom PJSC (ADR)	58,024,100	412,203
TC Energy Corp. (CAD denominated)	5,958,443	300,736
BP PLC	52,636,973	228,943
Chevron Corp.	1,989,112	206,450
Total SE	3,986,430	184,779
Royal Dutch Shell PLC, Class B	9,374,686	170,958
Royal Dutch Shell PLC, Class A (GBP denominated)	83,730	1,601
Royal Dutch Shell PLC, Class A (ADR)[5]	14,391	555
Royal Dutch Shell PLC, Class A (EUR denominated)	15,475	297
ConocoPhillips	2,998,509	167,137
Suncor Energy, Inc.	4,741,921	110,239
Reliance Industries, Ltd.	2,222,000	66,098
		3,320,466

Real estate 2.07%
Crown Castle International Corp. REIT	4,669,806	884,928
American Tower Corp. REIT	1,956,838	499,894
Longfor Group Holdings, Ltd.	75,361,500	440,821
VICI Properties, Inc. REIT	3,964,295	123,409
Boston Properties, Inc. REIT	991,181	116,523
Equinix, Inc. REIT	151,864	111,881
Shimao Group Holdings, Ltd.	36,547,000	103,593
CIFI Holdings (Group) Co., Ltd.	102,738,381	89,879
Vonovia SE	875,469	54,749
Sun Hung Kai Properties, Ltd.	3,448,000	52,954
China Resources Land, Ltd.	9,055,915	42,413
Iron Mountain, Inc. REIT	590,000	25,689
China Resources Mixc Lifestyle Services, Ltd.[1]	3,864,676	23,254
Shimao Services Holdings, Ltd.	618,081	1,712
		2,571,699

Total common stocks (cost: $67,677,130,000)		114,207,745

Preferred securities 0.95%
Consumer discretionary 0.51%
Volkswagen AG, nonvoting preferred shares	2,264,275	632,410

Financials 0.26%
Banco Bradesco SA, preferred nominative shares	55,931,579	282,663
Fannie Mae, Series S, 8.25% noncumulative preferred shares[1]	3,417,000	21,766
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1]	3,518,000	21,249
		325,678

Information technology 0.12%
Samsung Electronics Co., Ltd., nonvoting preferred shares	2,315,387	152,129
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2,3,4]	82,866	3,325
		155,454

Health care 0.06%
Grifols, SA, Class B, nonvoting non-registered preferred shares	3,852,436	69,062

Total preferred securities (cost: $958,705,000)		1,182,604

Capital World Growth and Income Fund	7

Convertible stocks 0.27%	Shares		Value (000)
Financials 0.13%
2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 2023[7]		124,291	$153,559

Information technology 0.10%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022		82,744	125,844

Utilities 0.04%
DTE Energy Company, convertible preferred units, 6.25% 2022		1,012,276	51,676

Total convertible stocks (cost: $253,773,000)			331,079

Convertible bonds & notes 0.19%	Principal amount (000)
Communication services 0.19%
Sea, Ltd., convertibles notes, 2.375% 2025[7]		$81,561	233,316

Total convertible bonds & notes (cost: $113,985,000)			233,316

Bonds, notes & other debt instruments 0.43%
Corporate bonds, notes & loans 0.37%
Health care 0.12%
Teva Pharmaceutical Finance Co. BV 6.00% 2024		85,907	90,904
Teva Pharmaceutical Finance Co. BV 3.15% 2026		59,700	56,342
			147,246

Consumer discretionary 0.11%
Carnival Corp. 11.50% 2023[7]		41,140	47,125
General Motors Company 5.40% 2023		15,446	17,091
General Motors Financial Co. 5.20% 2023		18,950	20,493
Royal Caribbean Cruises, Ltd. 11.50% 2025[7]		43,920	50,896
			135,605

Communication services 0.05%
CenturyLink, Inc. 7.50% 2024		7,016	7,867
CenturyLink, Inc., Series T, 5.80% 2022		20,048	20,698
Sprint Corp. 11.50% 2021		33,950	35,624
			64,189

Energy 0.04%
ONEOK, Inc. 2.20% 2025		2,141	2,205
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[8]		36,500	40,560
			42,765

Financials 0.03%
Lloyds Banking Group PLC, junior subordinated 6.657% (3-month USD-LIBOR + 1.27% on 5/21/2037)[7,8]		30,300	42,020

Consumer staples 0.02%
JBS Investments GmbH II 7.00% 2026[7]		20,000	21,355

Total corporate bonds, notes & loans			453,180

Bonds & notes of governments & government agencies outside the U.S. 0.04%
United Mexican States, Series M, 8.00% 2023	MXN	1,013,000	54,040

U.S. Treasury bonds & notes 0.02%
U.S. Treasury 2.625% 2021		$30,000	30,419

Total bonds, notes & other debt instruments (cost: $469,751,000)			537,639

8	Capital World Growth and Income Fund

Short-term securities 6.60%	Shares	Value (000)
Money market investments 6.23%
Capital Group Central Cash Fund 0.05%[6,9]	77,348,845	$7,735,658

Money market investments purchased with collateral from securities on loan 0.37%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[9,10]	120,000,000	120,000
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.03%[9,10]	115,000,000	115,000
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[9,10]	60,481,247	60,481
Capital Group Central Cash Fund 0.05%[6,9,10]	547,079	54,713
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[9,10]	41,200,000	41,200
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[9,10]	35,000,000	35,000
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[9,10]	25,700,000	25,700
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[9,10]	5,100,000	5,100
		457,194

Total short-term securities (cost: $8,192,678,000)		8,192,852
Total investment securities 100.44% (cost: $77,666,022,000)		124,685,235
Other assets less liabilities (0.44)%		(541,450)

Net assets 100.00%		$124,143,785

Capital World Growth and Income Fund	9

Investments in affiliates6

	Value of affiliates at 12/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 5/31/2021 (000)	Dividend income (000)
Common stocks 0.94%
Consumer discretionary 0.94%
Ocado Group PLC[1]	$1,268,698	$18,329	$713	$644	$(115,381)	$1,171,577	$—
Short-term securities 6.28%
Money market investments 6.23%
Capital Group Central Cash Fund 0.05%[9]	1,898,141	13,448,378	7,610,861	52	(52)	7,735,658	1,917
Money market investments purchased with collateral from securities on loan 0.05%
Capital Group Central Cash Fund 0.05%[9,10]	—	54,71311				54,713	—	[12]
Total short-term securities						7,790,371
Total 7.22%				$696	$(115,433)	$8,961,948	$1,917

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $63,502,000, which represented .05% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[5]	All or a portion of this security was on loan. The total value of all such securities was $661,509,000, which represented .53% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[6]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $548,271,000, which represented .44% of the net assets of the fund.
[8]	Step bond; coupon rate may change at a later date.
[9]	Rate represents the seven-day yield at 5/31/2021.
[10]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[11]	Represents net activity. Refer to Note 5 for more information on securities lending.
[12]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Class B	5/6/2021	$7,726	$7,725	.01%
Stripe, Inc., Series H, 6.00% noncumulative preferred shares	3/15/2021	3,325	3,325	.00
Total private placement securities		$11,051	$11,050	.01%

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

USD/$ = U.S. dollars

See notes to financial statements.

10	Capital World Growth and Income Fund

Financial statements

Statement of assets and liabilities	unaudited
at May 31, 2021	(dollars in thousands)

Assets:
Investment securities, at value (includes $661,509 of investment securities on loan):
Unaffiliated issuers (cost: $69,616,404)	$115,723,287
Affiliated issuers (cost: $8,049,618)	8,961,948	$124,685,235
Cash		9,503
Cash denominated in currencies other than U.S. dollars (cost: $21,435)		21,446
Receivables for:
Sales of investments	115,808
Sales of fund’s shares	193,714
Dividends and interest	315,731
Securities lending income	796
Other	4,199	630,248
		125,346,432
Liabilities:
Collateral for securities on loan		457,194
Payables for:
Purchases of investments	487,519
Repurchases of fund’s shares	65,397
Investment advisory services	38,144
Services provided by related parties	21,950
Trustees’ deferred compensation	2,357
U.S. and non-U.S. taxes	117,673
Other	12,413	745,453
Net assets at May 31, 2021		$124,143,785

Net assets consist of:
Capital paid in on shares of beneficial interest		$72,436,914
Total distributable earnings		51,706,871
Net assets at May 31, 2021		$124,143,785

See notes to financial statements.

Capital World Growth and Income Fund	11

Statement of assets and liabilities at May 31, 2021 (continued)	unaudited
(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,906,356 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$62,179,749	954,240		$65.14
Class C	1,252,549	19,458		64.35
Class T	14	—	*	65.12
Class F-1	2,820,240	43,393		64.97
Class F-2	13,290,466	204,174		65.07
Class F-3	5,848,717	89,761		65.14
Class 529-A	4,327,415	66,669		64.89
Class 529-C	155,196	2,399		64.66
Class 529-E	129,680	2,001		64.79
Class 529-T	17	—	*	65.11
Class 529-F-1	12	—	*	64.94
Class 529-F-2	256,534	3,937		65.15
Class 529-F-3	13	—	*	65.15
Class R-1	162,887	2,528		64.42
Class R-2	730,436	11,373		64.21
Class R-2E	72,689	1,121		64.84
Class R-3	1,493,745	23,102		64.64
Class R-4	1,524,886	23,467		64.96
Class R-5E	135,609	2,085		65.03
Class R-5	570,265	8,747		65.17
Class R-6	29,192,666	447,901		65.16

*	Amount less than one thousand.

See notes to financial statements.

12	Capital World Growth and Income Fund

Financial statements (continued)

Statement of operations	unaudited
for the six months ended May 31, 2021	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $60,119; also includes $1,917 from affiliates)	$1,371,090
Interest	30,896
Securities lending income (net of fees)	4,772	$1,406,758
Fees and expenses*:
Investment advisory services	211,295
Distribution services	97,510
Transfer agent services	41,044
Administrative services	17,185
Reports to shareholders	1,199
Registration statement and prospectus	799
Trustees’ compensation	745
Auditing and legal	1,295
Custodian	4,201
Other	1,520
Total fees and expenses before reimbursement	376,793
Less reimbursement of fees and expenses:
Transfer agent services reimbursement	— †
Total fees and expenses after reimbursement		376,793
Net investment income		1,029,965

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	4,447,291
Affiliated issuers	696
Forward currency contracts	(717)
In-kind redemptions	28,006
Currency transactions	(11,458)	4,463,818
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $48,053):
Unaffiliated issuers	10,741,461
Affiliated issuers	(115,433)
Currency translations	(533)	10,625,495
Net realized gain and unrealized appreciation		15,089,313

Net increase in net assets resulting from operations		$16,119,278

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

Capital World Growth and Income Fund	13

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended	Year ended
	May 31, 2021*	November 30, 2020
Operations:
Net investment income	$1,029,965	$1,833,699
Net realized gain (loss)	4,463,818	(547,975)
Net unrealized appreciation	10,625,495	11,772,708
Net increase in net assets resulting from operations	16,119,278	13,058,432

Distributions paid to shareholders	(658,371)	(2,261,413)

Net capital share transactions	2,787,499	(4,618,967)

Total increase in net assets	18,248,406	6,178,052

Net assets:
Beginning of period	105,895,379	99,717,327
End of period	$124,143,785	$105,895,379

*	Unaudited.

See notes to financial statements.

14	Capital World Growth and Income Fund

Notes to financial statements	unaudited

1. Organization

Capital World Growth and Income Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital while providing current income.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Capital World Growth and Income Fund	15

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains/losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors.

16	Capital World Growth and Income Fund

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2021 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$21,776,737	$—	$7,725	$21,784,462
Financials	18,485,102	—	—	18,485,102
Consumer discretionary	15,450,361	—	—	15,450,361
Health care	13,191,068	—	—	13,191,068
Communication services	12,018,624	52,452	—	12,071,076
Industrials	10,003,061	—	—	10,003,061
Consumer staples	6,956,705	—	—	6,956,705
Materials	6,418,497	—	—	6,418,497
Utilities	3,955,248	—	—	3,955,248
Energy	3,320,466	—	—	3,320,466
Real estate	2,571,699	—	—	2,571,699
Preferred securities	1,179,279	—	3,325	1,182,604
Convertible stocks	177,520	153,559	—	331,079
Convertible bonds & notes	—	233,316	—	233,316
Bonds, notes & other debt instruments	—	537,639	—	537,639
Short-term securities	8,192,852	—	—	8,192,852
Total	$123,697,219	$976,966	$11,050	$124,685,235

Capital World Growth and Income Fund	17

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline —sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

18	Capital World Growth and Income Fund

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of May 31, 2021, the total value of securities on loan was $661,509,000, and the total value of collateral received was $696,082,000. Collateral received includes cash of $457,195,000 and U.S. government securities of $238,887,000. Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. As of May 31, 2021, the fund did not have any open forward currency contracts. The average month-end notional amount of open forward currency contracts while held was $275,190,000.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of forward currency contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Capital World Growth and Income Fund	19

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended May 31, 2021, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended May 31, 2021, the fund recognized $80,278,000 in reclaims (net of fees and the effect of realized gain or loss from currency translations) and $11,864,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2020, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$395,108
Capital loss carryforward[1]	(633,558)

[1]	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of May 31, 2021, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$47,724,598
Gross unrealized depreciation on investments	(770,906)
Net unrealized appreciation on investments	46,953,692
Cost of investments	77,731,543

20	Capital World Growth and Income Fund

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended May 31, 2021					Year ended November 30, 2020
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$316,844		$—	$316,844		$733,096		$410,911		$1,144,007
Class C	2,413		—	2,413		10,252		13,346		23,598
Class T	—	[2]	—	—	[2]	—	[2]	—	[2]	—	[2]
Class F-1	15,987		—	15,987		44,068		26,909		70,977
Class F-2	80,185		—	80,185		167,116		77,642		244,758
Class F-3	36,964		—	36,964		75,089		32,388		107,477
Class 529-A	21,475		—	21,475		48,480		27,336		75,816
Class 529-C	264		—	264		2,004		3,180		5,184
Class 529-E	523		—	523		1,348		932		2,280
Class 529-T	—	[2]	—	—	[2]	—	[2]	—	[2]	—	[2]
Class 529-F-1	—	[2]	—	—	[2]	3,089		1,472		4,561
Class 529-F-2[3]	1,483		—	1,483		—		—		—
Class 529-F-3[3]	—	[2]	—	—	[2]	—		—		—
Class R-1	287		—	287		1,137		1,381		2,518
Class R-2	1,310		—	1,310		4,715		5,667		10,382
Class R-2E	233		—	233		653		520		1,173
Class R-3	5,783		—	5,783		16,328		12,164		28,492
Class R-4	8,133		—	8,133		20,260		11,738		31,998
Class R-5E	763		—	763		1,513		640		2,153
Class R-5	3,744		—	3,744		10,574		5,802		16,376
Class R-6	161,980		—	161,980		344,152		145,511		489,663
Total	$658,371		$—	$658,371		$1,483,874		$777,539		$2,261,413

[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.350% on such assets in excess of $115 billion. For the six months ended May 31, 2021, the investment advisory services fee was $211,295,000, which was equivalent to an annualized rate of 0.369% of average daily net assets.

Capital World Growth and Income Fund	21

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of May 31, 2021, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended May 31, 2021, CRMC reimbursed transfer agent services fees of less than $1,000 for Class 529-F-3 shares. CRMC does not intend to recoup this reimbursement.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

22	Capital World Growth and Income Fund

For the six months ended May 31, 2021, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$72,615	$26,553		$8,847		Not applicable
Class C	6,055	562		186		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	3,800	2,112		459		Not applicable
Class F-2	Not applicable	6,240		1,855		Not applicable
Class F-3	Not applicable	45		807		Not applicable
Class 529-A	4,755	1,686		618		$1,234
Class 529-C	738	65		23		46
Class 529-E	304	28		19		37
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	97		35		71
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	796	82		24		Not applicable
Class R-2	2,660	1,270		106		Not applicable
Class R-2E	216	75		11		Not applicable
Class R-3	3,680	1,137		221		Not applicable
Class R-4	1,891	785		227		Not applicable
Class R-5E	Not applicable	95		19		Not applicable
Class R-5	Not applicable	143		83		Not applicable
Class R-6	Not applicable	69		3,645		Not applicable
Total class-specific expenses	$97,510	$41,044		$17,185		$1,388

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $745,000 in the fund’s statement of operations reflects $330,000 in current fees (either paid in cash or deferred) and a net increase of $415,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended May 31, 2021, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,222,885,000 and $513,717,000, respectively, which generated $69,564,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended May 31, 2021.

Capital World Growth and Income Fund	23

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended May 31, 2021

Class A	$1,813,353	29,239	$310,192		5,132		$(2,985,871)	(48,562)	$(862,326)	(14,191)
Class C	68,669	1,128	2,398		40		(193,710)	(3,183)	(122,643)	(2,015)
Class T	—	—	—		—		—	—	—	—
Class F-1	54,686	891	15,418		256		(761,569)	(12,217)	(691,465)	(11,070)
Class F-2	1,669,194	27,005	76,941		1,276		(1,346,586)	(21,737)	399,549	6,544
Class F-3	798,106	12,921	35,567		590		(522,915)	(8,442)	310,758	5,069
Class 529-A	163,081	2,667	21,467		356		(274,123)	(4,494)	(89,575)	(1,471)
Class 529-C	11,867	195	264		4		(34,732)	(572)	(22,601)	(373)
Class 529-E	4,613	76	523		9		(9,632)	(159)	(4,496)	(74)
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-2	24,693	404	1,482		24		(16,160)	(265)	10,015	163
Class 529-F-3	—	—	—	[2]	—	[2]	—	—	—2	— [2]
Class R-1	5,815	95	286		4		(23,441)	(389)	(17,340)	(290)
Class R-2	48,861	805	1,309		22		(96,295)	(1,593)	(46,125)	(766)
Class R-2E	7,617	125	233		4		(13,471)	(219)	(5,621)	(90)
Class R-3	95,540	1,570	5,770		96		(247,513)	(4,079)	(146,203)	(2,413)
Class R-4	99,380	1,636	8,132		135		(247,350)	(4,030)	(139,838)	(2,259)
Class R-5E	23,166	382	763		13		(15,426)	(251)	8,503	144
Class R-5	31,840	519	3,735		62		(82,303)	(1,355)	(46,728)	(774)
Class R-6	6,028,138	95,288	161,974		2,684		(1,936,477)	(31,330)	4,253,635	66,642
Total net increase (decrease)	$10,948,619	174,946	$646,454		10,707		$(8,807,574)	(142,877)	$2,787,499	42,776

See end of table for footnotes.

24	Capital World Growth and Income Fund

	Sales[1]			Reinvestments of distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended November 30, 2020

Class A	$2,312,902	46,919		$1,122,505		23,366		$(6,692,297)	(137,643)	$(3,256,890)	(67,358)
Class C	103,366	2,122		23,381		485		(750,343)	(15,279)	(623,596)	(12,672)
Class T	—	—		—		—		—	—	—	—
Class F-1	232,937	4,769		68,904		1,440		(935,362)	(19,468)	(633,521)	(13,259)
Class F-2	2,458,389	50,106		234,567		4,907		(2,478,597)	(51,768)	214,359	3,245
Class F-3	997,925	20,350		104,039		2,176		(918,012)	(19,002)	183,952	3,524
Class 529-A	456,741	9,109		75,788		1,582		(565,185)	(11,346)	(32,656)	(655)
Class 529-C	27,595	560		5,181		107		(303,580)	(6,064)	(270,804)	(5,397)
Class 529-E	7,921	160		2,279		47		(24,095)	(486)	(13,895)	(279)
Class 529-T	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	31,694	635		4,558		96		(223,465)	(4,434)	(187,213)	(3,703)
Class 529-F-2[3]	193,813	3,813		—		—		(2,175)	(39)	191,638	3,774
Class 529-F-3[3]	10	—	[2]	—		—		—	—	10	— [2]
Class R-1	10,415	223		2,515		52		(47,977)	(970)	(35,047)	(695)
Class R-2	89,490	1,825		10,374		215		(208,271)	(4,262)	(108,407)	(2,222)
Class R-2E	13,593	273		1,173		24		(19,937)	(408)	(5,171)	(111)
Class R-3	188,247	3,838		28,439		593		(485,251)	(9,902)	(268,565)	(5,471)
Class R-4	242,434	4,906		31,982		667		(481,979)	(9,744)	(207,563)	(4,171)
Class R-5E	34,362	710		2,152		45		(20,649)	(418)	15,865	337
Class R-5	80,225	1,636		16,353		340		(362,378)	(7,063)	(265,800)	(5,087)
Class R-6	2,768,201	57,661		489,645		10,249		(2,573,509)	(51,567)	684,337	16,343
Total net increase (decrease)	$10,250,260	209,615		$2,223,835		46,391		$(17,093,062)	(349,863)	$(4,618,967)	(93,857)

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $19,546,644,000 and $21,014,970,000, respectively, during the six months ended May 31, 2021.

Capital World Growth and Income Fund	25

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
5/31/2021[5,6]	$56.86	$.52	$8.09	$8.61	$(.33)	$—	$(.33)	$65.14	15.19%[7]		$62,180		.75%[8]		.75%[8]		1.71%[8]
11/30/2020	50.98	.91	6.10	7.01	(.73)	(.40)	(1.13)	56.86	14.17		55,068		.77		.77		1.83
11/30/2019	47.80	.97	5.38	6.35	(1.05)	(2.12)	(3.17)	50.98	14.42		52,805		.77		.77		2.03
11/30/2018	53.02	1.11	(2.89)	(1.78)	(.93)	(2.51)	(3.44)	47.80	(3.69)		50,382		.75		.75		2.17
11/30/2017	44.61	.93	9.79	10.72	(1.07)	(1.24)	(2.31)	53.02	24.96		56,786		.77		.77		1.93
11/30/2016	45.34	.96	.06	1.02	(1.04)	(.71)	(1.75)	44.61	2.42		50,454		.79		.79		2.20
Class C:
5/31/2021[5,6]	56.18	.29	8.00	8.29	(.12)	—	(.12)	64.35	14.77	[7]	1,253		1.48	[8]	1.48	[8]	.96	[8]
11/30/2020	50.35	.53	6.06	6.59	(.36)	(.40)	(.76)	56.18	13.34		1,206		1.50		1.50		1.09
11/30/2019	47.23	.60	5.31	5.91	(.67)	(2.12)	(2.79)	50.35	13.54		1,719		1.53		1.53		1.28
11/30/2018	52.41	.70	(2.86)	(2.16)	(.51)	(2.51)	(3.02)	47.23	(4.45)		1,988		1.54		1.54		1.38
11/30/2017	44.12	.55	9.66	10.21	(.68)	(1.24)	(1.92)	52.41	23.95		2,675		1.56		1.56		1.14
11/30/2016	44.85	.61	.05	.66	(.68)	(.71)	(1.39)	44.12	1.60		2,938		1.59		1.59		1.41
Class T:
5/31/2021[5,6]	56.85	.59	8.08	8.67	(.40)	—	(.40)	65.12	15.30	[7,9]	—	[10]	.52	[8,9]	.52	[8,9]	1.93	[8,9]
11/30/2020	50.98	1.03	6.10	7.13	(.86)	(.40)	(1.26)	56.85	14.47	[9]	—	[10]	.52	[9]	.52	[9]	2.07	[9]
11/30/2019	47.80	1.07	5.38	6.45	(1.15)	(2.12)	(3.27)	50.98	14.65	[9]	—	[10]	.54	[9]	.54	[9]	2.25	[9]
11/30/2018	53.03	1.22	(2.90)	(1.68)	(1.04)	(2.51)	(3.55)	47.80	(3.48)[9]		—	[10]	.53	[9]	.53	[9]	2.38	[9]
11/30/2017[5,11]	46.73	.68	6.22	6.90	(.60)	—	(.60)	53.03	14.86	[7,9]	—	[10]	.56	[8,9]	.56	[8,9]	2.09	[8,9]
Class F-1:
5/31/2021[5,6]	56.72	.50	8.06	8.56	(.31)	—	(.31)	64.97	15.13	[7]	2,820		.80	[8]	.80	[8]	1.64	[8]
11/30/2020	50.86	.89	6.09	6.98	(.72)	(.40)	(1.12)	56.72	14.13		3,089		.81		.81		1.78
11/30/2019	47.69	.94	5.37	6.31	(1.02)	(2.12)	(3.14)	50.86	14.36		3,444		.82		.82		1.98
11/30/2018	52.90	1.08	(2.88)	(1.80)	(.90)	(2.51)	(3.41)	47.69	(3.74)		3,295		.81		.81		2.12
11/30/2017	44.53	.90	9.76	10.66	(1.05)	(1.24)	(2.29)	52.90	24.86		3,820		.83		.83		1.87
11/30/2016	45.25	.93	.08	1.01	(1.02)	(.71)	(1.73)	44.53	2.39		3,286		.83		.83		2.14
Class F-2:
5/31/2021[5,6]	56.80	.60	8.07	8.67	(.40)	—	(.40)	65.07	15.32	[7]	13,290		.51	[8]	.51	[8]	1.95	[8]
11/30/2020	50.94	1.03	6.08	7.11	(.85)	(.40)	(1.25)	56.80	14.45		11,226		.52		.52		2.07
11/30/2019	47.76	1.07	5.38	6.45	(1.15)	(2.12)	(3.27)	50.94	14.69		9,902		.54		.54		2.25
11/30/2018	52.98	1.21	(2.88)	(1.67)	(1.04)	(2.51)	(3.55)	47.76	(3.49)		8,636		.54		.54		2.38
11/30/2017	44.59	1.05	9.76	10.81	(1.18)	(1.24)	(2.42)	52.98	25.21		7,098		.55		.55		2.17
11/30/2016	45.33	1.07	.05	1.12	(1.15)	(.71)	(1.86)	44.59	2.66		5,646		.55		.55		2.45
Class F-3:
5/31/2021[5,6]	56.86	.63	8.08	8.71	(.43)	—	(.43)	65.14	15.37	[7]	5,849		.42	[8]	.42	[8]	2.05	[8]
11/30/2020	50.99	1.09	6.08	7.17	(.90)	(.40)	(1.30)	56.86	14.58		4,815		.42		.42		2.17
11/30/2019	47.81	1.12	5.38	6.50	(1.20)	(2.12)	(3.32)	50.99	14.79		4,139		.44		.44		2.35
11/30/2018	53.03	1.27	(2.89)	(1.62)	(1.09)	(2.51)	(3.60)	47.81	(3.39)		3,050		.44		.44		2.48
11/30/2017[5,12]	45.54	.82	7.54	8.36	(.87)	—	(.87)	53.03	18.53	[7]	2,536		.45	[8]	.45	[8]	1.93	[8]
Class 529-A:
5/31/2021[5,6]	56.64	.51	8.06	8.57	(.32)	—	(.32)	64.89	15.17	[7]	4,327		.79	[8]	.79	[8]	1.67	[8]
11/30/2020	50.79	.89	6.07	6.96	(.71)	(.40)	(1.11)	56.64	14.12		3,860		.81		.81		1.79
11/30/2019	47.63	.94	5.35	6.29	(1.01)	(2.12)	(3.13)	50.79	14.34		3,494		.83		.83		1.98
11/30/2018	52.84	1.07	(2.88)	(1.81)	(.89)	(2.51)	(3.40)	47.63	(3.77)		3,291		.83		.83		2.10
11/30/2017	44.48	.90	9.74	10.64	(1.04)	(1.24)	(2.28)	52.84	24.87		3,415		.84		.84		1.86
11/30/2016	45.21	.92	.06	.98	(1.00)	(.71)	(1.71)	44.48	2.34		2,859		.87		.87		2.12

See end of table for footnotes.

26	Capital World Growth and Income Fund

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
5/31/2021[5,6]	$56.45	$.28	$8.03	$8.31	$(.10)	$—	$(.10)	$64.66	14.74%[7]		$155		1.51%[8]		1.51%[8]		.93%[8]
11/30/2020	50.56	.51	6.09	6.60	(.31)	(.40)	(.71)	56.45	13.29		156		1.55		1.55		1.03
11/30/2019	47.41	.58	5.34	5.92	(.65)	(2.12)	(2.77)	50.56	13.50		413		1.58		1.58		1.24
11/30/2018	52.56	.67	(2.86)	(2.19)	(.45)	(2.51)	(2.96)	47.41	(4.49)		462		1.59		1.59		1.32
11/30/2017	44.25	.52	9.70	10.22	(.67)	(1.24)	(1.91)	52.56	23.90		758		1.61		1.61		1.09
11/30/2016	44.98	.58	.06	.64	(.66)	(.71)	(1.37)	44.25	1.55		659		1.64		1.64		1.35
Class 529-E:
5/31/2021[5,6]	56.56	.44	8.05	8.49	(.26)	—	(.26)	64.79	15.03	[7]	130		1.01	[8]	1.01	[8]	1.45	[8]
11/30/2020	50.70	.78	6.09	6.87	(.61)	(.40)	(1.01)	56.56	13.92		117		1.02		1.02		1.57
11/30/2019	47.55	.84	5.34	6.18	(.91)	(2.12)	(3.03)	50.70	14.09		119		1.04		1.04		1.76
11/30/2018	52.76	.96	(2.89)	(1.93)	(.77)	(2.51)	(3.28)	47.55	(3.98)		123		1.05		1.05		1.88
11/30/2017	44.41	.79	9.73	10.52	(.93)	(1.24)	(2.17)	52.76	24.58		138		1.06		1.06		1.63
11/30/2016	45.14	.82	.07	.89	(.91)	(.71)	(1.62)	44.41	2.11		117		1.09		1.09		1.90
Class 529-T:
5/31/2021[5,6]	56.84	.58	8.07	8.65	(.38)	—	(.38)	65.11	15.28	[7,9]	—	[10]	.57	[8,9]	.57	[8,9]	1.88	[8,9]
11/30/2020	50.98	1.01	6.08	7.09	(.83)	(.40)	(1.23)	56.84	14.40	[9]	—	[10]	.56	[9]	.56	[9]	2.02	[9]
11/30/2019	47.80	1.05	5.38	6.43	(1.13)	(2.12)	(3.25)	50.98	14.62	[9]	—	[10]	.59	[9]	.59	[9]	2.20	[9]
11/30/2018	53.02	1.19	(2.89)	(1.70)	(1.01)	(2.51)	(3.52)	47.80	(3.54)[9]		—	[10]	.59	[9]	.59	[9]	2.32	[9]
11/30/2017[5,11]	46.73	.66	6.22	6.88	(.59)	—	(.59)	53.02	14.81	[7,9]	—	[10]	.61	[8,9]	.61	[8,9]	2.03	[8,9]
Class 529-F-1:
5/31/2021[5,6]	56.69	.57	8.07	8.64	(.39)	—	(.39)	64.94	15.30	[7,9]	—	[10]	.58	[8,9]	.58	[8,9]	1.87	[8,9]
11/30/2020	50.84	1.08	6.00	7.08	(.83)	(.40)	(1.23)	56.69	14.40	[9]	—	[10]	.57	[9]	.57	[9]	2.18	[9]
11/30/2019	47.68	1.05	5.35	6.40	(1.12)	(2.12)	(3.24)	50.84	14.60		188		.60		.60		2.21
11/30/2018	52.90	1.18	(2.88)	(1.70)	(1.01)	(2.51)	(3.52)	47.68	(3.55)		171		.60		.60		2.32
11/30/2017	44.52	1.01	9.75	10.76	(1.14)	(1.24)	(2.38)	52.90	25.14		149		.62		.62		2.08
11/30/2016	45.25	1.02	.06	1.08	(1.10)	(.71)	(1.81)	44.52	2.56		115		.64		.64		2.34
Class 529-F-2:
5/31/2021[5,6]	56.87	.59	8.08	8.67	(.39)	—	(.39)	65.15	15.30	[7]	256		.56	[8]	.56	[8]	1.91	[8]
11/30/2020[5,13]	50.74	.02	6.11	6.13	—	—	—	56.87	12.08	[7]	215		.05	[7]	.05	[7]	.03	[7]
Class 529-F-3:
5/31/2021[5,6]	56.87	.61	8.08	8.69	(.41)	—	(.41)	65.15	15.35	[7]	—	[10]	.54	[8]	.47	[8]	1.98	[8]
11/30/2020[5,13]	50.74	.02	6.11	6.13	—	—	—	56.87	12.08	[7]	—	[10]	.06	[7]	.04	[7]	.04	[7]
Class R-1:
5/31/2021[5,6]	56.24	.28	8.01	8.29	(.11)	—	(.11)	64.42	14.75	[7]	163		1.51	[8]	1.51	[8]	.93	[8]
11/30/2020	50.41	.53	6.06	6.59	(.36)	(.40)	(.76)	56.24	13.32		158		1.52		1.52		1.07
11/30/2019	47.28	.60	5.33	5.93	(.68)	(2.12)	(2.80)	50.41	13.56		177		1.54		1.54		1.28
11/30/2018	52.48	.70	(2.87)	(2.17)	(.52)	(2.51)	(3.03)	47.28	(4.46)		191		1.54		1.54		1.39
11/30/2017	44.18	.55	9.69	10.24	(.70)	(1.24)	(1.94)	52.48	23.99		234		1.54		1.54		1.16
11/30/2016	44.91	.62	.07	.69	(.71)	(.71)	(1.42)	44.18	1.65		223		1.55		1.55		1.44

See end of table for footnotes.

Capital World Growth and Income Fund	27

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
5/31/2021[5,6]	$56.06	$.28	$7.98	$8.26	$(.11)	$—	$(.11)	$64.21	14.75%[7]	$730	1.52%[8]		1.52%[8]		.93%[8]
11/30/2020	50.25	.53	6.04	6.57	(.36)	(.40)	(.76)	56.06	13.33	681	1.52		1.52		1.08
11/30/2019	47.15	.60	5.30	5.90	(.68)	(2.12)	(2.80)	50.25	13.53	722	1.54		1.54		1.27
11/30/2018	52.34	.70	(2.86)	(2.16)	(.52)	(2.51)	(3.03)	47.15	(4.45)	755	1.54		1.54		1.38
11/30/2017	44.07	.55	9.66	10.21	(.70)	(1.24)	(1.94)	52.34	23.98	932	1.54		1.54		1.16
11/30/2016	44.81	.62	.06	.68	(.71)	(.71)	(1.42)	44.07	1.63	920	1.54		1.54		1.44
Class R-2E:
5/31/2021[5,6]	56.61	.38	8.05	8.43	(.20)	—	(.20)	64.84	14.92 [7]	73	1.22	[8]	1.22	[8]	1.23	[8]
11/30/2020	50.75	.68	6.09	6.77	(.51)	(.40)	(.91)	56.61	13.65	69	1.22		1.22		1.38
11/30/2019	47.59	.74	5.36	6.10	(.82)	(2.12)	(2.94)	50.75	13.88	67	1.24		1.24		1.56
11/30/2018	52.80	.86	(2.88)	(2.02)	(.68)	(2.51)	(3.19)	47.59	(4.15)	58	1.24		1.24		1.68
11/30/2017	44.47	.69	9.75	10.44	(.87)	(1.24)	(2.11)	52.80	24.34	53	1.24		1.24		1.42
11/30/2016	45.25	.73	.10	.83	(.90)	(.71)	(1.61)	44.47	1.98	16	1.23		1.23		1.68
Class R-3:
5/31/2021[5,6]	56.43	.42	8.03	8.45	(.24)	—	(.24)	64.64	15.00 [7]	1,494	1.07	[8]	1.07	[8]	1.38	[8]
11/30/2020	50.59	.75	6.07	6.82	(.58)	(.40)	(.98)	56.43	13.84	1,440	1.07		1.07		1.52
11/30/2019	47.45	.82	5.33	6.15	(.89)	(2.12)	(3.01)	50.59	14.05	1,568	1.09		1.09		1.73
11/30/2018	52.65	.93	(2.87)	(1.94)	(.75)	(2.51)	(3.26)	47.45	(4.02)	1,693	1.09		1.09		1.83
11/30/2017	44.32	.77	9.72	10.49	(.92)	(1.24)	(2.16)	52.65	24.54	2,114	1.09		1.09		1.60
11/30/2016	45.05	.82	.06	.88	(.90)	(.71)	(1.61)	44.32	2.10	1,909	1.10		1.10		1.88
Class R-4:
5/31/2021[5,6]	56.71	.52	8.06	8.58	(.33)	—	(.33)	64.96	15.17 [7]	1,525	.77	[8]	.77	[8]	1.68	[8]
11/30/2020	50.84	.91	6.09	7.00	(.73)	(.40)	(1.13)	56.71	14.20	1,459	.77		.77		1.83
11/30/2019	47.67	.96	5.36	6.32	(1.03)	(2.12)	(3.15)	50.84	14.37	1,520	.79		.79		2.02
11/30/2018	52.89	1.09	(2.89)	(1.80)	(.91)	(2.51)	(3.42)	47.67	(3.72)	1,640	.79		.79		2.13
11/30/2017	44.51	.92	9.76	10.68	(1.06)	(1.24)	(2.30)	52.89	24.93	2,003	.79		.79		1.90
11/30/2016	45.24	.95	.06	1.01	(1.03)	(.71)	(1.74)	44.51	2.40	1,748	.80		.80		2.18
Class R-5E:
5/31/2021[5,6]	56.77	.58	8.06	8.64	(.38)	—	(.38)	65.03	15.29 [7]	136	.57	[8]	.57	[8]	1.89	[8]
11/30/2020	50.91	1.01	6.08	7.09	(.83)	(.40)	(1.23)	56.77	14.41	110	.56		.56		2.03
11/30/2019	47.74	1.04	5.39	6.43	(1.14)	(2.12)	(3.26)	50.91	14.64	82	.58		.58		2.19
11/30/2018	52.96	1.20	(2.89)	(1.69)	(1.02)	(2.51)	(3.53)	47.74	(3.53)	37	.58		.58		2.37
11/30/2017	44.59	1.01	9.78	10.79	(1.18)	(1.24)	(2.42)	52.96	25.17	14	.58		.58		2.09
11/30/2016	45.34	1.01	.06	1.07	(1.11)	(.71)	(1.82)	44.59	2.54	9	.66		.66		2.31
Class R-5:
5/31/2021[5,6]	56.89	.61	8.08	8.69	(.41)	—	(.41)	65.17	15.34 [7]	570	.46	[8]	.46	[8]	1.99	[8]
11/30/2020	51.02	1.06	6.09	7.15	(.88)	(.40)	(1.28)	56.89	14.51	542	.47		.47		2.13
11/30/2019	47.83	1.11	5.37	6.48	(1.17)	(2.12)	(3.29)	51.02	14.74	745	.49		.49		2.34
11/30/2018	53.05	1.25	(2.89)	(1.64)	(1.07)	(2.51)	(3.58)	47.83	(3.44)	1,125	.49		.49		2.44
11/30/2017	44.64	1.07	9.78	10.85	(1.20)	(1.24)	(2.44)	53.05	25.29	1,305	.49		.49		2.21
11/30/2016	45.37	1.10	.04	1.14	(1.16)	(.71)	(1.87)	44.64	2.71	1,117	.50		.50		2.51
Class R-6:
5/31/2021[5,6]	56.87	.63	8.09	8.72	(.43)	—	(.43)	65.16	15.39 [7]	29,193	.41	[8]	.41	[8]	2.04	[8]
11/30/2020	51.01	1.09	6.08	7.17	(.91)	(.40)	(1.31)	56.87	14.56	21,684	.42		.42		2.18
11/30/2019	47.82	1.12	5.39	6.51	(1.20)	(2.12)	(3.32)	51.01	14.82	18,613	.43		.43		2.36
11/30/2018	53.04	1.27	(2.89)	(1.62)	(1.09)	(2.51)	(3.60)	47.82	(3.39)	15,132	.44		.44		2.48
11/30/2017	44.64	1.08	9.79	10.87	(1.23)	(1.24)	(2.47)	53.04	25.33	13,381	.45		.45		2.23
11/30/2016	45.37	1.10	.07	1.17	(1.19)	(.71)	(1.90)	44.64	2.77	8,951	.45		.45		2.52

	Six months ended	Year ended November 30,
	May 31, 2021[5,6,7]	2020	2019	2018	2017	2016
Portfolio turnover rate for all share classes[14]	18%	36%	23%	49%	35%	35%

See end of table for footnotes.

28	Capital World Growth and Income Fund

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

See notes to financial statements.

Capital World Growth and Income Fund	29

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (December 1, 2020, through May 31, 2021).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

30	Capital World Growth and Income Fund

Expense example (continued)	Beginning account value 12/1/2020	Ending account value 5/31/2021	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,151.87	$4.02	.75%
Class A – assumed 5% return	1,000.00	1,021.19	3.78	.75
Class C – actual return	1,000.00	1,147.68	7.92	1.48
Class C – assumed 5% return	1,000.00	1,017.55	7.44	1.48
Class T – actual return	1,000.00	1,153.01	2.79	.52
Class T – assumed 5% return	1,000.00	1,022.34	2.62	.52
Class F-1 – actual return	1,000.00	1,151.33	4.29	.80
Class F-1 – assumed 5% return	1,000.00	1,020.94	4.03	.80
Class F-2 – actual return	1,000.00	1,153.24	2.74	.51
Class F-2 – assumed 5% return	1,000.00	1,022.39	2.57	.51
Class F-3 – actual return	1,000.00	1,153.69	2.26	.42
Class F-3 – assumed 5% return	1,000.00	1,022.84	2.12	.42
Class 529-A – actual return	1,000.00	1,151.73	4.24	.79
Class 529-A – assumed 5% return	1,000.00	1,020.99	3.98	.79
Class 529-C – actual return	1,000.00	1,147.39	8.08	1.51
Class 529-C – assumed 5% return	1,000.00	1,017.40	7.59	1.51
Class 529-E – actual return	1,000.00	1,150.35	5.41	1.01
Class 529-E – assumed 5% return	1,000.00	1,019.90	5.09	1.01
Class 529-T – actual return	1,000.00	1,152.84	3.06	.57
Class 529-T – assumed 5% return	1,000.00	1,022.09	2.87	.57
Class 529-F-1 – actual return	1,000.00	1,153.01	3.11	.58
Class 529-F-1 – assumed 5% return	1,000.00	1,022.04	2.92	.58
Class 529-F-2 – actual return	1,000.00	1,152.96	3.01	.56
Class 529-F-2 – assumed 5% return	1,000.00	1,022.14	2.82	.56
Class 529-F-3 – actual return	1,000.00	1,153.48	2.52	.47
Class 529-F-3 – assumed 5% return	1,000.00	1,022.59	2.37	.47
Class R-1 – actual return	1,000.00	1,147.51	8.08	1.51
Class R-1 – assumed 5% return	1,000.00	1,017.40	7.59	1.51
Class R-2 – actual return	1,000.00	1,147.50	8.14	1.52
Class R-2 – assumed 5% return	1,000.00	1,017.35	7.64	1.52
Class R-2E – actual return	1,000.00	1,149.16	6.54	1.22
Class R-2E – assumed 5% return	1,000.00	1,018.85	6.14	1.22
Class R-3 – actual return	1,000.00	1,150.01	5.74	1.07
Class R-3 – assumed 5% return	1,000.00	1,019.60	5.39	1.07
Class R-4 – actual return	1,000.00	1,151.68	4.13	.77
Class R-4 – assumed 5% return	1,000.00	1,021.09	3.88	.77
Class R-5E – actual return	1,000.00	1,152.85	3.06	.57
Class R-5E – assumed 5% return	1,000.00	1,022.09	2.87	.57
Class R-5 – actual return	1,000.00	1,153.38	2.47	.46
Class R-5 – assumed 5% return	1,000.00	1,022.64	2.32	.46
Class R-6 – actual return	1,000.00	1,153.92	2.20	.41
Class R-6 – assumed 5% return	1,000.00	1,022.89	2.07	.41

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Capital World Growth and Income Fund	31

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2019, through September 30, 2020. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

32	Capital World Growth and Income Fund

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Capital World Growth and Income Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of Capital World Growth and Income Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2021, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 98% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2020.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2020. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1.
A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

Lit. No. MFGESRX-033-0721P  Printed in USA TS/UNL/6269-S85067  © 2021 Capital Group. All rights reserved.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND

By __/s/ Donald H. Rolfe____________________
Donald H. Rolfe, Principal Executive Officer

Date: July 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Donald H. Rolfe_________________
Donald H. Rolfe, Principal Executive Officer

Date: July 30, 2021

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: July 30, 2021